GOODWILL AND INTANGIBLE ASSETS - Additional Information (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortization of intangible assets	$ 110,682	$ 0